Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation	$ 10.9	$ 6.7	$ 2.9
Construction in Progress and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Transactions with related party	$ 7.9	$ 7.3	$ 5.5